PROVISIONS FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2017
Provisions For Loan Losses
Schedule of provisions for loan losses

For the years ended December 31, 2017, 2016 and 2015 activity for provisions for loan losses is as follows:

		Loans and accounts receivable from customers						Total
For the year ended December 31, 2017	Interbank loans Individual	Commercial loans		Mortgage loans	Consumer loans	Contingent loans
		Individual	Group	Group	Group	Individual	Group
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Charged-off individually significant loans	-	(15,699)	-	-	-	-	-	(15,699)
Provisions established	(307)	(64,658)	(148,681)	(43,621)	(252,038)	(3,117)	(4,224)	(516,646)
Total provisions and charge-offs	(307)	(80,357)	(148,681)	(43,621)	(252,038)	(3,117)	(4,224)	(532,345)
Provisions released	3,970	55,925	20,491	11,427	46,089	7,001	1,660	146,563
Recovery of loans previously charged off	-	11,114	21,499	10,942	39,972	-	-	83,527
Net charge to income	3,663	(13,318)	(106,691)	(21,252)	(165,977)	3,884	(2,564)	(302,255)

		Loans and accounts receivable from customers						Total
For the year ended December 31, 2016	Interbank loans Individual	Commercial loans		Mortgage loans	Consumer loans	Contingent loans
		Individual	Group	Group	Group	Individual	Group
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Charged-off individually significant loans	-	(11,222)	-	-	-	-	-	(11,222)
Provisions established	(3,052)	(61,002)	(133,855)	(50,892)	(280,544)	(11,986)	(2,909)	(544,240)
Total provisions and charge-offs	(3,052)	(72,224)	(133,855)	(50,892)	(280,544)	(11,986)	(2,909)	(555,462)
Provisions released	83	43,183	14,432	34,246	30,790	6,963	5,384	135,081
Recovery of loans previously charged off	-	11,142	16,043	10,041	41,072	-	-	78,298
Net charge to income	(2,969)	(17,899)	(103,380)	(6,605)	(208,682)	(5,023)	2,475	(342,083)

		Loans and accounts receivable from customers						Total
For the year ended December 31, 2015	Interbank loans Individual	Commercial loans		Mortgage loans	Consumer loans	Contingent loans
		Individual	Group	Group	Group	Individual	Group
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Charged-off individually significant loans	-	(12,955)	-	-	-	-	-	(12,955)
Provisions established	(1,357)	(124,968)	(136,778)	(34,373)	(248,937)	(2,808)	(2,601)	(551,822)
Total provisions and charge-offs	(1,357)	(137,923)	(136,778)	(34,373)	(248,937)	(2,808)	(2,601)	(564.777)
Provisions released	192	46,614	17,885	7,205	18,126	5,042	2,296	97,360
Recovery of loans previously charged off	-	8.978	17,054	6,543	35,565	-	-	68,140
Net charge to income	(1,165)	(82,331)	(101,839)	(20,625)	(195,246)	2,234	(305)	(399.277)

Schedule of charge-off of individually significant loans

The detail of Charge-off of individually significant loans, is as follows:

	For the years ended December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

Charge-off of loans	51,978	47,605	50,656
Provision applied	(36,279)	(36,383)	(37,701)
Net charge offs of individually significant loans	15,699	11,222	12,955